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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Stephen W. Kidder
Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street    Boston,        MA        02109
   Business Address          (Street)         (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2008.


                                                  Stephen W. Kidder
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----------------------  -------------
1. Brian C. Broderick        28-11136    6. _____________             _____
2. Michael B. Elefante       28-06281    7. _____________             _____
3. Timothy F. Fidgeon        28-06169    8. _____________             _____
4. Michael J. Puzo           28-06165    9. _____________             _____
5. Kurt F. Somerville        28-10379    10._____________             _____

* Refers to manager number on attached detail in Item 7.

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
AS OF DECEMBER 31, 2007                  FORM 13F                          SEC FILE # STEPHEN W. KIDDER\28-11134

ITEM 1:            ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
-------         -------------- --------- ----------- ---------     -------       --------         -------
                                                                                            VOTING AUTHORITY
                                 CUSIP   FAIR MARKET SHARES OR   INVESTMENT                 --------------------
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE    PRINCIPAL   DISCRETION      MANAGERS   (A)     (B)    (C)
--------------  -------------- --------- ----------- --------- ----------------- --------   ----  -------  ----
                                                      AMOUNT   (A)   (B)   (C)              SOLE  SHARED   NONE
                                                     --------- --- ------- ---              ----  -------  ----
A F L A C INC    COMMON STOCK  001055102    471604      7530               XX                       7530
ABBOTT LABS      COMMON STOCK  002824100    423371      7540               XX                       7540
AMGEN INC        COMMON STOCK  031162100    260064      5600               XX                       5600
APTARGROUP INC   COMMON STOCK  038336103    683197     16700               XX                      16700
AUTOMATIC DATA
  PROCESSING     COMMON STOCK  053015103    613178     13770               XX                      13770
B P PLC ADR      COMMON STOCK  055622104    784456     10721               XX                      10721
CANADIAN
  NATIONAL       COMMON STOCK  136375102    703950     15000               XX                      15000
RAILWAY CO
CATERPILLAR INC  COMMON STOCK  149123101    580480      8000               XX                       8000
CHEVRON CORP     COMMON STOCK  166764100    227259      2435               XX                       2435
COCA COLA CO     COMMON STOCK  191216100    205590      3350               XX                       3350
E M C CORP       COMMON STOCK  268648102    543948     29355               XX                      29355
EMERSON
  ELECTRIC CO    COMMON STOCK  291011104    624677     11025               XX                      11025
ENCANA CORP      COMMON STOCK  292505104   1035371     15235               XX                      15235
EXXON MOBIL
  CORP           COMMON STOCK  30231G102   2207711     23564               XX                      23564
GENERAL
  ELECTRIC CO    COMMON STOCK  369604103   1875075     50582               XX                      50582
GROUPE DANONE   SPONSORED ADR  399449107    208266     11600               XX                      11600
HEWLETT
  PACKARD CO     COMMON STOCK  428236103    444224      8800               XX                       8800
INTEL
  CORPORATION    COMMON STOCK  458140100   1531484     57445               XX                      57445
JOHNSON &
  JOHNSON        COMMON STOCK  478160104   1521761     22815               XX                      22815

AS OF SEPTEMBER 30, 2007                 FORM 13F                          SEC FILE # STEPHEN W. KIDDER\28-11134

ITEM 1:            ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
-------         -------------- --------- ----------- ---------     -------       --------         -------
                                                                                            VOTING AUTHORITY
                                 CUSIP   FAIR MARKET             INVESTMENT                 --------------------
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE    SHARES OR   DISCRETION      MANAGERS
--------------  -------------- --------- ----------- PRINCIPAL ----------------- --------   (A)     (B)    (C)
                                                      AMOUNT   (A)   (B)   (C)              SOLE  SHARED   NONE
                                                     --------- --- ------- ---              ----  -------  ----
LINCOLN NATL
  CORP IND       COMMON STOCK  534187109     648454    11138               XX                      11138
MERCK & CO INC   COMMON STOCK  589331107     633399    10900               XX                      10900
MICROSOFT CORP   COMMON STOCK  594918104     904774    25415               XX                      25415
NOKIA CORP ADR
  A              COMMON STOCK  654902204     716933    18675               XX                      18675
NOVARTIS AG ADR  COMMON STOCK  66987V109     512415     9435               XX                       9435
NOVO NORDISK
  A/S ADR        COMMON STOCK  670100205     358027     5520               XX                       5520
PEABODY ENERGY
  CORP           COMMON STOCK  704549104     210192     3410               XX                       3410
PEPSICO INC      COMMON STOCK  713448108     375705     4950               XX                       4950
PROCTER &
  GAMBLE CO      COMMON STOCK  742718109    1765531    24047               XX                      24047
ROCKWELL
  AUTOMATION
  INC            COMMON STOCK  773903109     289632     4200               XX                       4200
ROCKWELL
  COLLINS INC    COMMON STOCK  774341101     302274     4200               XX                       4200
SCHLUMBERGER
  LTD            COMMON STOCK  806857108     252614     2568               XX                       2568
STATE STREET
  CORP           COMMON STOCK  857477103     217616     2680               XX                       2680
SUNCOR ENERGY
  INC            COMMON STOCK  867229106     213654     1965               XX                       1965
TARGET CORP      COMMON STOCK  87612E106     221500     4430               XX                       4430
3 M COMPANY      COMMON STOCK  88579Y101    1093209    12965               XX                      12965
UNION PACIFIC
  CORP           COMMON STOCK  907818108     208529     1660               XX                       1660
WYETH            COMMON STOCK  983024100     366777     8300               XX                       8300
ZIMMER
  HOLDINGS INC   COMMON STOCK  98956P102     237809     3595               XX                       3595
AGGREGATE
  TOTAL                                  24,474,710